Document and Entity Information	Mar. 26, 2021
Prospectus:
Document Type	497
Document Period End Date	Mar. 26, 2021
Entity Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2021
Document Effective Date	Mar. 26, 2021
Prospectus Date	Nov. 30, 2020
ARK Innovation ETF | ARK Innovation ETF
Prospectus:
Trading Symbol	ARKK
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF
Prospectus:
Trading Symbol	ARKG
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF
Prospectus:
Trading Symbol	ARKQ
ARK Next Generation Internet ETF | ARK Next Generation Internet ETF
Prospectus:
Trading Symbol	ARKW
The 3D Printing ETF | The 3D Printing ETF
Prospectus:
Trading Symbol	PRNT
ARK Israel Innovative Technology ETF | ARK Israel Innovative Technology ETF
Prospectus:
Trading Symbol	IZRL
ARK Fintech Innovation ETF | ARK Fintech Innovation ETF
Prospectus:
Trading Symbol	ARKF